Common Stock, Treasury Stock and Additional Paid-In Capital - Equity Issuance (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	11 Months Ended
	Jan. 27, 2010	Dec. 08, 2006	Dec. 31, 2014	Dec. 31, 2013	Jun. 06, 2005
Public Offerings [Abstract]
Number of common shares issued in public offering	4,491,900
Par value of common shares issued	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Price of common shares issued	$ 32.75
Underwriting commissions	$ 7,355
Issuance costs	707
Net proceeds from public offering	139,047
Initial Public Offering
Public Offerings [Abstract]
Number of common shares issued in public offering		14,375,000
Par value of common shares issued		$ 0.01
Price of common shares issued		$ 14
Underwriting commissions		14,088
Issuance costs		1,953
Net proceeds from initial public offering		$ 185,209